RELATED PARTY TRANSACTIONS (Details)					12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2013 Chairman [Member]	Dec. 31, 2013 Chairman and CEO [Member] USD ($)	Dec. 31, 2013 Chairman and CEO [Member] ILS	Dec. 31, 2013 Chairman and CEO [Member] Minimum [Member] ILS	Dec. 31, 2013 Chairman and CEO [Member] Maximum [Member] ILS	Dec. 31, 2013 Chief Executive Officer [Member] USD ($)
Related Party Transaction [Line Items]
Monthly fee equal to a percentage of CEO cost					60.00%
Monthly payment										$ 10,600
Bonus as a percentage of net profit										2.00%
Bonus as a percentage of revenue										0.50%
Accrued management services	243,000
Transaction amount								10,000	1,965,000
Bank guarantee	$ 147,000	510,000	$ 16,000	62,662		$ 288,000	1,000,000